Concentration of Risks - Significance of Service Fees Received from Lottery Administration Centers (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center A [Member] USD ($)	Dec. 31, 2013 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center A [Member] CNY	Dec. 31, 2012 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center A [Member] CNY	Dec. 31, 2011 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center A [Member] CNY	Dec. 31, 2013 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center B [Member] USD ($)	Dec. 31, 2013 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center B [Member] CNY	Dec. 31, 2012 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center B [Member] CNY	Dec. 31, 2011 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center B [Member] CNY	Dec. 31, 2013 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center C [Member] USD ($)	Dec. 31, 2013 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center C [Member] CNY	Dec. 31, 2012 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center C [Member] CNY	Dec. 31, 2011 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center C [Member] CNY
Concentration Risk [Line Items]
Net revenue recognized from service fees	$ 42,872	259,534	171,527	232,332	$ 27,995	169,474	111,533	133,809	$ 12,424	75,212	43,440	34,744	$ 7,472	45,231	13,653	41,339